Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Summary of Compensation of Key Management

The remuneration of directors and members of the executive management team included:

	For the year ended December 31,	For the fifteen months ended December 31,
	2017 $	2016 $
Stock-based compensation	2,507	895
Bonuses - cash	1,425	-
Bonuses - stock-based	6,000	1,499
Salaries, benefits and directors fees included in general and administrative expenses	1,707	1,901
Salaries and benefits included in exploration expenditures	368	396
Salaries and benefits capitalized to Investment in the Joint Venture	127	-
	12,134	4,691

	As at December 31, 2017	As at December 31, 2016
	$	$
Total due to directors and executive team	265	411